Fair value of Assets and liabilities (Details) - Schedule of loans to related party R in Thousands	Feb. 28, 2023 ZAR (R)
Schedule Of Loans To Related Party Abstract
Carrying amount, Loans to related party	R 25,800
Aggregate fair value, Loans to related party	R 24,112